Schedule of Derivative Liabilities (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance		$ 2,781,112	$ 1,936,827		$ 1,936,827	$ 1,936,827
Issuance of convertible notes with bifurcated embedded derivative		419,451	707,000			1,126,451	1,398,595
Change in fair value		(478,198)	137,285		(340,913)	(3,063,278)	606,857
Balance		2,722,365	2,781,112		2,722,365		1,936,827
Issuance of CP BF convertible notes with bifurcated embedded derivative							1,375
Extinguishment of Old Alco Note derivative							(70,000)
Third Party Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance		877,888	845,473		845,473	845,473	4,000
Issuance of convertible notes with bifurcated embedded derivative		330,390				559,390	586,405
Change in fair value		(194,643)	32,415			(1,404,863)	254,443
Balance		$ 1,013,635	$ 877,888		$ 1,013,635		845,473
Issuance of CP BF convertible notes with bifurcated embedded derivative							625
Extinguishment of Old Alco Note derivative